Business Combination (Tables)	3 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of assets acquired

Description	Fair Value	Weighted Average Useful Life (in years)
Purchase Price	$69,928

Assets acquired:
Cash and cash equivalents	$10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	588
Operating lease right of use asset	557
Property and equipment, net	133
Other assets	42
Developed technology	9,268	10 years
Patents	2,703	10 years
Customer relationships	5,604	5 years
Tradenames and trademarks	3,294	7 years
Total assets acquired	$34,627

Liabilities assumed:
Accounts payable	$461
Accrued liabilities	911
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,337
Total liabilities assumed	8,821
Goodwill	$44,122

Schedule of proforma financial information

	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31, 2022
Revenues	$1,962	$2,582
Net income (loss)	$(6,365)	$6,197